ACQUIRED INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended										1 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Trade name CNY	Dec. 31, 2012 Trade name CNY	Dec. 31, 2012 Service agreements with universities and high schools CNY	Dec. 31, 2013 Service agreements with universities and high schools CNY	Dec. 31, 2013 Operating platforms used to provide online education service CNY	Dec. 31, 2012 Operating platforms used to provide online education service CNY	Dec. 31, 2013 Customer base CNY	Dec. 31, 2012 Customer base CNY	Dec. 31, 2013 Online coursewares CNY	Dec. 31, 2012 Online coursewares CNY	Dec. 31, 2013 Partnership with agencies CNY	Dec. 31, 2012 Partnership with agencies CNY	Sep. 30, 2012 Exclusive partnership with universities CNY item	Dec. 31, 2013 Exclusive partnership with universities CNY	Dec. 31, 2012 Exclusive partnership with universities CNY	Dec. 31, 2013 Operational right of private school CNY	Dec. 31, 2012 Operational right of private school CNY	Dec. 31, 2013 Partnership with local institutes CNY	Dec. 31, 2012 Partnership with local institutes CNY	Dec. 31, 2013 Reacquired right to use trademark CNY	Dec. 31, 2012 Reacquired right to use trademark CNY
ACQUIRED INTANGIBLE ASSETS, NET
Gross carrying amount	134,181	134,181					89,235	89,235	759	759	11,708	11,708	3,623	3,623	356	356		21,356	21,356	4,464	4,464	2,380	2,380	300	300
Accumulated amortization	(52,123)	(49,040)					(19,103)	(20,318)	(759)	(759)	(11,708)	(11,708)	(3,623)	(3,623)	(356)	(353)		(11,732)	(10,453)	(2,275)	(2,021)	(1,052)	(720)	(300)	(300)
Accumulated impairment	(34,958)	(34,958)					(34,958)	(34,958)
Net carrying amount	47,100	50,183					35,174	33,959								3		9,624	10,903	2,189	2,443	1,328	1,660
Net carrying amount					4,316	4,316
Gross carrying amount	138,497	138,497
Accumulated impairment	(34,958)	(34,958)
Acquired intangible assets, net	51,416	54,499		8,493
Number of intangible assets disposed																	1
Carrying value of assets to be disposed of																	315
Cash received for sale of intangible assets		315															315
Gain or loss from disposal of intangible assets																	0
Impairment loss	0		0				5,901